Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2018
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2018	March 31, 2017
Accounts payable	$364,099	$14,841
Total	$364,099	$14,841